Fair Value Measurements - Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Total available for sale, Fair Value	$ 33,449		$ 37,243			$ 5
SBA servicing rights	3,561	$ 3,521	3,411	$ 3,494	$ 3,515	3,132	$ 2,600
Level 1
Financial Assets:
Cash and cash equivalents	44,138		57,949			152,232
Time deposits in other banks	245		245			245
Level 2
Financial Assets:
Total available for sale, Fair Value	33,449		37,243			5
FHLB and other bank stock	4,861		4,812			4,743
Loans held for sale	5,880		4,188			4,383
Accrued interest receivable	3,715		3,466			2,485
Bank-owned life insurance	483		479			477
Financial Liabilities:
Deposits	843,522		840,645			817,865
Accrued interest payable	475		407			264
Short-term borrowings	10,000		15,000			5,000
Long-term borrowings	63,233		67,310			65,051
Level 3
Financial Assets:
Loans, net	942,987		870,749			753,082
SBA servicing rights	3,561		3,411			3,132
Carrying Value
Financial Assets:
Cash and cash equivalents	44,138		57,949			152,232
Time deposits in other banks	245		245			245
Total available for sale, Fair Value	33,449		37,243			5
FHLB and other bank stock	4,861		4,812			4,743
Loans, net	947,918		863,467			768,504
Loans held for sale	5,500		3,814			4,003
Accrued interest receivable	3,715		3,466			2,485
Bank-owned life insurance	483		479			477
SBA servicing rights	3,561		3,411			3,132
Financial Liabilities:
Deposits	872,610		835,368			814,438
Accrued interest payable	475		407			264
Short-term borrowings	10,000		15,000			5,000
Long-term borrowings	64,961		76,411			66,016
Fair Value
Financial Assets:
Cash and cash equivalents	44,138		57,949			152,232
Time deposits in other banks	245		245			245
Total available for sale, Fair Value	33,449		37,243			5
FHLB and other bank stock	4,861		4,812			4,743
Loans, net	942,987		870,749			753,082
Loans held for sale	5,880		4,188			4,383
Accrued interest receivable	3,715		3,466			2,485
Bank-owned life insurance	483		479			477
SBA servicing rights	3,561		3,411			3,132
Financial Liabilities:
Deposits	843,522		840,645			817,865
Accrued interest payable	475		407			264
Short-term borrowings	10,000		15,000			5,000
Long-term borrowings	$ 63,233		$ 67,310			$ 65,051